Annual Total Returns- JPMorgan SmartRetirement 2050 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2050 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.30%)	17.80%	22.38%	7.28%	(2.05%)	6.25%	21.27%	(10.32%)	24.07%	14.74%